Office Lease - Right of Use Asset And Lease Liability	12 Months Ended
Jul. 31, 2021
Note 12 - Office Lease - Right of Use Asset And Lease Liability
12.	OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1,2021 and the lease expires on April 29, 2026. Refer to Note 2 (c)for details regarding the 2019 adoption of IFRS 16. Right-of-use asset A summary of the changes in the right-of-use asset for the years ended July 31, 2021 and 2020 is as follows:

Right-of-use-asset
Balance at July 31, 2020	$-
Addition	49,475
Amortization	(2,474)
Balance at July 31, 2021	$47,001

Lease liability: On May 1, 2021, the Company entered into lease agreement which resulted in the lease liability of $49,475 (undiscounted value of $67,486, discount rate used is 12.00%). Thisliability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI. A summary of changes in the lease liability during the years ended July 31, 2021 and 2020 are as follows:

Lease liability
Balance at July 31, 2020	$-
Addition	49,475
Lease payment - base rent portion	(2,132)
Lease liability - accretion expense	1,456
Balance at July 31, 2021	48,799
Current portion	7,466
Long-term portion	$41,333

The following is a schedule of the Company’s future lease payments (base rent portion) under lease obligations:

Future lease payments (base rent portion only)
Fiscal 2022 (August 1, 2021 to July 31, 2022)	$12,792
Fiscal 2023 (August 1, 2022 to July 31, 2023)	12,956
Fiscal 2024 (August 1, 2023 to July 31, 2024)	13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 29, 2026)	10,578
Total undiscounted lease payments	$64,042
Less: imputed interest	(15,243)
Lease liability as at July 30, 2021	$48,799